UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Scott Whisten – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments

Schedule of Investments

NFJ Dividend Value Portfolio**

March 31, 2018 (unaudited)

Shares		Value*
COMMON STOCK—99.3%
Aerospace & Defense—4.0%
356	General Dynamics Corp.	$78,640
645	United Technologies Corp.	81,154

		159,794

Automobiles—1.9%
2,069	General Motors Co.	75,187

Banks—15.7%
2,545	Bank of America Corp.	76,325
1,520	BB&T Corp.	79,101
1,099	Citigroup, Inc.	74,182
1,820	Citizens Financial Group, Inc.	76,404
1,431	JPMorgan Chase & Co.	157,367
1,160	SunTrust Banks, Inc.	78,926
1,588	U.S. Bancorp	80,194

		622,499

Biotechnology—1.7%
727	AbbVie, Inc.	68,811

Capital Markets—5.0%
506	Ameriprise Financial, Inc.	74,858
170	Goldman Sachs Group, Inc.	42,816
1,490	Morgan Stanley	80,400

		198,074

Chemicals—2.0%
750	Eastman Chemical Co.	79,185

Communications Equipment—2.0%
1,858	Cisco Systems, Inc.	79,690

Consumer Finance—2.0%
864	American Express Co.	80,594

Containers & Packaging—2.0%
1,482	International Paper Co.	79,183

Diversified Telecommunication Services—4.0%
2,209	AT&T, Inc.	78,751
1,694	Verizon Communications, Inc.	81,007

		159,758

Electric Utilities—2.0%
1,032	Entergy Corp.	81,301

Electrical Equipment—2.0%
982	Eaton Corp. PLC	78,472

Energy Equipment & Services—2.0%
1,250	Schlumberger Ltd.	80,975

Food & Staples Retailing—2.1%
916	Walmart, Inc.	81,497

Food Products—4.0%
620	Ingredion, Inc.	79,930
1,920	Mondelez International, Inc., Class A	80,122

		160,052

Healthcare Equipment & Supplies—4.1%
1,330	Abbott Laboratories	79,693
1,040	Medtronic PLC	83,429

		163,122

Healthcare Providers & Services—4.0%
350	Anthem, Inc.	76,895
798	Quest Diagnostics, Inc.	80,039

		156,934

Schedule of Investments

NFJ Dividend Value Portfolio**

March 31, 2018 (unaudited) (continued)

Shares		Value*
Hotels, Restaurants & Leisure—2.0%
1,190	Carnival Corp.	$78,040

Industrial Conglomerates—2.0%
560	Honeywell International, Inc.	80,926

Insurance—5.7%
850	Allstate Corp.	80,580
1,507	MetLife, Inc.	69,156
510	Reinsurance Group of America, Inc.	78,540

		228,276

Multi-Utilities—2.1%
1,633	Public Service Enterprise Group, Inc.	82,042

Oil, Gas & Consumable Fuels—10.1%
718	Chevron Corp.	81,881
1,410	ConocoPhillips	83,599
2,300	Devon Energy Corp.	73,117
2,562	Royal Dutch Shell PLC, Class A, ADR	163,481

		402,078

Pharmaceuticals—4.0%
623	Johnson & Johnson	79,838
2,260	Pfizer, Inc.	80,207

		160,045

Road & Rail—2.1%
750	Kansas City Southern	82,387

Semiconductors & Semiconductor Equipment—3.1%
1,585	Intel Corp.	82,547
205	Lam Research Corp.	41,648

		124,195

Software—1.8%
1,578	Oracle Corp.	72,193

Technology Hardware, Storage & Peripherals—3.9%
443	Apple, Inc.	74,327
3,620	HP, Inc.	79,350

		153,677

Textiles, Apparel & Luxury Goods—2.0%
1,090	V.F. Corp.	80,791

	Total Investments (cost—$3,604,809)—99.3%	3,949,778

	Other assets less liabilities—0.7%	26,478

	Net Assets—100.0%	$3,976,256

Glossary:

ADR—American Depositary Receipt

**	On April 20, 2018, the NFJ Dividend Value Portfolio was liquidated and dissolved.

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2018 (unaudited)

Shares		Value*
EXCHANGE-TRADED FUNDS—62.6%
40,320	iShares Core MSCI EAFE	$2,656,282
36,202	iShares Core S&P 500	9,606,925
15,287	iShares iBoxx $ Investment Grade Corporate Bond	1,794,541
13,263	Vanguard Emerging Markets Government Bond	1,040,482

	Total Exchange-Traded Funds (cost—$14,636,993)	15,098,230

Principal Amount (000s)
U.S. TREASURY OBLIGATIONS—23.1%
	U.S. Treasury Bonds,
$ 675	3.00%, 11/15/44	679,219
100	4.375%, 5/15/41	124,477
200	5.375%, 2/15/31	256,235
110	7.875%, 2/15/21	126,878
	U.S. Treasury Notes,
400	1.00%, 6/30/19	394,156
900	1.125%, 3/31/20	879,609
600	1.50%, 2/28/19	596,766
600	2.00%, 5/31/21	592,406
1,000	2.00%, 10/31/22	976,953
200	2.25%, 7/31/18	200,281
750	2.25%, 11/15/25 (a)	726,152

	Total U.S. Treasury Obligations (cost—$5,684,664)	5,553,132

SHORT-TERM INVESTMENTS—13.9%
U.S. Treasury Obligations (b)- 8.2%
	U.S. Treasury Bills,
750	1.585%, 7/12/18	746,175
750	1.603%, 7/26/18	745,581
500	2.048%, 2/28/19	490,472

	Total U.S. Treasury Obligations (cost—$1,983,681)	1,982,228

Repurchase Agreements—5.7%
1,385	State Street Bank and Trust Co., dated 3/29/18, 0.28%, due 4/2/18, proceeds $1,385,043; collateralized by U.S. Treasury Notes, 2.50%, due 5/15/24, valued at $1,414,010 including accrued interest (cost—$1,385,000)	1,385,000

	Total Short-Term Investments (cost—$3,368,681)	3,367,228

	Total Investments (cost-$23,690,338)—99.6%	24,018,590

	Other assets less liabilities (c)—0.4%	98,726

	Net Assets—100.0%	$24,117,316

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2018 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts.

(b)	Rates reflect the effective yields at purchase date.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2018:

Type		Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
	E-mini Russell 2000 Index	15	6/15/18	$1	$1,148	$(38,483)
	Euro-Bund 10-Year Bond	2	6/7/18	200	342	7,958
	Mini MSCI Emerging Markets Index	38	6/15/18	2	2,257	(65,006)

						$(95,531)

Short position contracts:
	2-Year U.S. Treasury Note	(3)	6/29/18	$(600)	$(638)	$(161)
	5-Year U.S. Treasury Note	(4)	6/29/18	(400)	(458)	(1,288)
	10-Year U.S. Treasury Note	(6)	6/20/18	(600)	(727)	(5,402)
	TOPIX Index	(1)	6/7/18	(10)	(161)	(192)
	U.S. Treasury Ultra Bond	(3)	6/20/18	(300)	(481)	(15,826)

						$(22,869)

						$(118,400)

(d)	At March 31, 2018, the Fund pledged $154,240 in cash as collateral for futures contracts.

Glossary:

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) of NFJ Dividend Value and RCM Dynamic Multi-Asset Plus VIT Portfolios (the “Portfolios”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios’ to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Portfolios’ NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board may determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios’ to measure fair value during the three months ended March 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2018 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

NFJ Dividend Value Portfolio:

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 3/31/18
Investments in Securities—Assets
Common Stock	$3,949,778	—	—	$3,949,778

At March 31, 2018, there were no transfers between Levels 1 and 2.

RCM Dynamic Multi-Asset Plus VIT Portfolio:

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 3/31/18
Investments in Securities—Assets
Exchange-Traded Funds	$15,098,230	—	—	$15,098,230
U.S. Treasury Obligations	—	$7,535,360	—	7,535,360
Repurchase Agreements	—	1,385,000	—	1,385,000

	15,098,230	8,920,360	—	24,018,590

Other Financial Instruments*—Assets
Interest Rate Contracts	7,958	—	—	7,958

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(22,677)	—	—	(22,677)
Market Price	(103,681)	—	—	(103,681)

	(126,358)	—	—	(126,358)

Totals	$14,979,830	$8,920,360	—	$23,900,190

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

At March 31, 2018, there were no transfers between Levels 1 and 2.

At March 31, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NFJ Dividend Value Portfolio	$3,608,839	$414,583	$73,644	$340,939
RCM Dynamic Multi-Asset Plus VIT Portfolio	23,731,484	541,894	373,188	168,706

(1)	Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: May 18, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: May 18, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: May 18, 2018